Note 17 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2012	December 31, 2013

Interest rate swap contracts	Current liabilities – Derivatives	1,718,438	697,889

Interest rate contracts	Long-term liabilities – Derivatives	675,130	319,859

Total derivative liabilities		2,393,568	1,017,748

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2013
FFA contracts – Fair value	Change in fair value of derivatives	(574,336)	-	-
FFA contracts - Realized loss	Change in fair value of derivatives	910,088	(2,247)	-
Interest rate – Fair value	Change in fair value of derivatives	(76,516)	1,057,928	1,375,820
Interest rate contracts - Realized loss	Change in fair value of derivatives	(1,758,158)	(1,693,084)	(1,552,952)
Total loss on derivatives		(1,498,122)	(637,403)	(177,132)